LOANS AND LEASES- Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 11,761,778	$ 10,933,176
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,527	10,952
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	30,382	26,091
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	9,555	9,372
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	20,145	17,543
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,364	1,795
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	65,973	65,753
Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,641	15,746
Commercial | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,527	10,952
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,434	3,869
Commercial | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,680	925
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,227	3,610
Lease financing | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Lease financing | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Lease financing | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,227	3,610
Lease financing | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Lease financing | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Lease financing | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	26,159	22,694
Commercial real estate-investor | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	26,132	22,694
Commercial real estate-investor | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	27	0
Commercial real estate-investor | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,144	5,290
Commercial real estate-owner | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-owner | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,250	3,397
Commercial real estate-owner | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,894	1,893
Commercial real estate-owner | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-owner | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-owner | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	16,700	14,067
Residential real estate | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	16,700	14,067
Residential real estate | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,418	3,476
Home Equity Loan | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Home Equity Loan | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Home Equity Loan | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Home Equity Loan | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Home Equity Loan | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,418	3,476
Home Equity Loan | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	684	870
Installment | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Installment | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 684	$ 870